Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Reserve Explanatory [Abstract]
Authorized capital percentage	50.00%
Net profit after tax	10.00%
Statutory surplus reserve		$ 6,084,836
Revaluation reserve		$ 184,272